Leases (Tables)	6 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Components of Lease Expenses Weighted Average Remaining Lease Terms and Discount Rate

The components of lease expenses for the six months ended December 31, 2024 and 2023 were as follows:

	For the six months ended December 31, 2024	For the six months ended December 31, 2023
Fixed operating lease	$1,579,139	$1,579,139
Variable operating lease	103,111	(305,033)
Total lease expense	$1,682,250	$1,274,106

The weighted average remaining lease terms and discount rate for operating lease were as follows as of December 31, 2024 and June 30, 2024:

	As of December 31, 2024	As of June 30, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 years	1.5 years
Weighted average discount rate	4.16%	4.16%

The total amount of financing lease expense, including amortization and interest expenses recognized in the unaudited condensed combined and consolidated statements of income for the six months ended December 31, 2024 and 2023 were as follows:

	For the six months ended December 31, 2024	For the six months ended December 31, 2023
Depreciation expenses	$1,352,424	$1,352,424
Interest expenses-fixed	629,263	752,717
Interest expenses-variable	277,905	193,179
Total	2,259,592	2,298,320

The weighted average remaining lease terms and discount rates for financing leases were as follows as of December 31, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.84 years
Weighted average discount rate	7.61%

The weighted average remaining lease terms and discount rates for financing leases were as follows as of June 30, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.34 years
Weighted average discount rate	7.61%

Schedule of Supplemental Balance Sheet Information Related to Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31, 2024	As of June 30, 2024
Right-of-use assets-operating lease, net	$3,089,271	$4,587,352
Operating lease liabilities – current	$2,942,590	$3,026,234
Operating lease liabilities – non-current	—	1,572,994
Total operating lease liabilities	$2,942,590	$4,599,228

Schedule of Maturities of Operating Lease Liabilities

The following is a schedule of maturities of operating lease liabilities (excluding variable payments) as of December 31, 2024:

For the period ending June 30,
2025	1,419,847
For the year ending June 30,
2026	$1,591,749
2027	—
Total future minimum lease payments	$3,011,596
Less: imputed interest	69,006
Present value of lease liabilities	$2,942,590

Schedule of Supplemental Balance Sheet Information Related to Financing Leases

Supplemental balance sheet information related to financing leases was as follows:

	As of December 31, 2024	As of June 30, 2024
Right-of-use assets-financing lease, net (included in Vessels, net, see Note 3)	$37,420,835	$40,753,604
Financing lease liabilities – current	3,263,573	3,256,190
Financing lease liabilities – non-current	12,314,883	13,948,550
Total financing lease liabilities	$15,578,456	$17,204,740

Schedule of Maturities of Financing Lease Liabilities

The following is a schedule of maturities of financing lease liabilities (excluding variable payments) as of December 31, 2024:

For the period ending June 30,
2025	$2,197,244
For the year ending June 30,
2026	4,219,574
2027	3,986,356
2028	3,753,139
Thereafter	4,182,754
Total future minimum lease payments	$18,339,067
Less: imputed interest	2,760,611
Present value of lease liabilities	$15,578,456